Prepaid expenses and other current assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2,410	$ 426
Other prepaid expenses	997	123
Inventory	634	0
Other current assets	2,402	0
Prepaid listing costs	0	858
Prepaid expenses and other current assets	$ 6,443	$ 1,407
Number of vessels delivered | vessel	6